9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2023	September 30, 2022	As at September 30, 2023	As at September 30, 2022
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 162,000	$ 221,000	$ 56,700	$ Nil

Rob Duncan	Consulting fee and share-based payment	$ 150,000	$ 194,250	$ 49,679	$ Nil

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 158,000	$ 201,500	$ 527,644 (b)	$ 379,717 (b)
Mark Brown	Expenses reimbursement	$ 9,546	$ 19,250	$ 3,082	$ 5,857
TOTAL:		$ 479,546	$ 636,000	$ 637,105	$ 385,574